Right-of-Use Assets (Tables)	12 Months Ended
Jun. 30, 2024
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
	Consolidated
	30 June 2024	30 June 2023
	$	$
Non-current assets
Right-of-use assets	—	60,006
Less: Accumulated depreciation	—	(50,005)
	—	10,001